AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 7, 2019

No. 333-147611

No. 811-22147

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 24	☒

(Check appropriate box or boxes)

INVESCO INDIA EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 21, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 23 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco India Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating June 21, 2019 as the new effective date for Post-Effective Amendment No. 22 to the Trust’s Registration Statement, which was filed on April 15, 2019 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco India ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 22 to the Trust’s Registration Statement filed on April 15, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 7th day of June, 2019.

Invesco India Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	June 7, 2019

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	June 7, 2019

/s/ Anna Paglia Anna Paglia	Secretary	June 7, 2019

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	June 7, 2019

*/s/ Todd J. Barre Todd J. Barre	Trustee	June 7, 2019

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	June 7, 2019

*/s/ Marc M. Kole Marc M. Kole	Trustee	June 7, 2019

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	June 7, 2019

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	June 7, 2019

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	June 7, 2019

*By: /s/ Anna Paglia Anna Paglia		June 7, 2019
Attorney-In-Fact

*	Anna Paglia signs this registration statement pursuant to powers of attorney with Post-Effective Amendments No. 6 and 10, which are incorporated by reference herein.

3